Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 97.62%
Communication Services - 1.52%
Boston Omaha Corp.,
Class A* 45,900 $ 1,780,002
Gray Television, Inc. 155,800 3,555,356
5,335,358
Consumer Discretionary - 11.78%
1-800-Flowers.com, Inc.,
Class A* 11,600 353,916
American Axle &
Manufacturing Holdings,
Inc.* 21,900 192,939
Asbury Automotive Group,
Inc.* 1,800 354,132
Beazer Homes USA, Inc.* 289,800 4,999,050
Caleres, Inc. 17,400 386,628
Camping World Holdings,
Inc., Class A 11,100 431,457
Carrols Restaurant Group,
Inc. 465,900 1,705,194
Clarus Corp. 3,493 89,526
Conn's, Inc.* 119,800 2,735,034
Crocs, Inc.* 3,300 473,484
G-III Apparel Group, Ltd.* 105,900 2,996,970
Group 1 Automotive, Inc.+ 20,700 3,889,116
Hooker Furnishings Corp. 23,400 631,566
Houghton Mifflin Harcourt
Co.*+ 265,600 3,567,008
Hovnanian Enterprises,
Inc., Class A* 56,900 5,484,591
iRobot Corp.*+ 3,900 306,150
LCI Industries 2,300 309,649
MarineMax, Inc.* 3,800 184,376
Meritage Homes Corp.* 800 77,600
OneWater Marine, Inc.,
Class A 11,200 450,352
Sally Beauty Holdings,
Inc.* 21,600 363,960
Sportsman's Warehouse
Holdings, Inc.* 25,300 445,280
Tenneco, Inc., Class A* 214,800 3,065,196
TopBuild Corp.* 2,000 409,620
TravelCenters of America,
Inc.* 106,069 5,281,175
Tri Pointe Homes, Inc.* 107,700 2,263,854
41,447,823
Consumer Staples - 7.12%
B&G Foods, Inc.+ 110,800 3,311,812
Central Garden & Pet Co.* 23,000 1,104,000
elf Beauty, Inc.* 19,200 557,760
Industry Company Shares Value
Consumer Staples (continued)
Ingles Markets, Inc.,
Class A 73,500 $ 4,853,205
Rite Aid Corp.*+ 123,800 1,757,960
SpartanNash Co.+ 238,500 5,223,150
Sprouts Farmers Market,
Inc.* 60,000 1,390,200
United Natural Foods, Inc.* 102,300 4,953,366
WD-40 Co. 2,200 509,256
Weis Markets, Inc.+ 26,200 1,376,810
25,037,519
Energy - 8.93%
Antero Resources Corp.* 162,900 3,064,149
CONSOL Energy, Inc.* 207,400 5,396,548
DHT Holdings, Inc.+ 910,500 5,945,565
Nabors Industries, Ltd.* 58,800 5,673,024
Penn Virginia Corp.*+ 103,743 2,766,826
ProPetro Holding Corp.* 213,800 1,849,370
SM Energy Co. 224,900 5,932,862
Whiting Petroleum Corp.* 13,600 794,376
31,422,720
Financials - 23.32%
Amalgamated Financial
Corp. 188,800 2,986,816
A-Mark Precious Metals,
Inc.+ 58,800 3,529,176
AMERISAFE, Inc. 36,000 2,021,760
B Riley Financial, Inc. 30,200 1,783,008
Banco Latinoamericano de
Comercio Exterior SA,
Class E 41,700 731,418
Banner Corp. 51,000 2,815,710
Berkshire Hills Bancorp,
Inc. 207,400 5,595,652
Brightsphere Investment
Group, Inc. 18,000 470,340
City Holding Co. 26,900 2,095,779
CNO Financial Group, Inc. 171,800 4,044,172
Cowen, Inc., Class A+ 153,800 5,276,878
Curo Group Holdings
Corp. 23,500 407,255
Encore Capital Group,
Inc.*+ 44,500 2,192,515
Enstar Group, Ltd.* 6,800 1,596,164
EZCORP, Inc., Class A*+ 523,800 3,965,166
Federated Hermes, Inc. 64,300 2,089,750
First BanCorp Puerto Rico 149,600 1,967,240
Genworth Financial, Inc.,
Class A* 745,000 2,793,750
HarborOne Bancorp, Inc. 143,900 2,020,356

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
MVB Financial Corp. 73,500 $ 3,148,005
NMI Holdings, Inc.,
Class A* 75,300 1,702,533
Ocwen Financial Corp.* 61,600 1,732,808
Oppenheimer Holdings,
Inc., Class A 116,003 5,253,776
PJT Partners, Inc., Class A 4,000 316,440
Provident Bancorp, Inc. 150,200 2,406,204
State Auto Financial Corp. 46,400 2,364,080
Stewart Information
Services Corp. 79,200 5,010,192
Stock Yards Bancorp, Inc. 31,913 1,871,697
Tiptree, Inc. 420,800 4,216,416
TriCo Bancshares 56,800 2,465,120
Waterstone Financial, Inc. 153,100 3,137,019
82,007,195
Health Care - 8.97%
Amneal Pharmaceuticals,
Inc.* 83,200 444,288
Avid Bioservices, Inc.*+ 14,900 321,393
Brookdale Senior Living,
Inc.* 357,200 2,250,360
Community Health
Systems, Inc.* 238,400 2,789,280
Corcept Therapeutics, Inc.* 19,000 373,920
Cross Country Healthcare,
Inc.* 197,700 4,199,148
Cutera, Inc.* 9,700 452,020
Ensign Group, Inc. (The) 5,800 434,362
iCAD, Inc.* 25,100 269,825
InfuSystem Holdings, Inc.* 3,829 49,892
Innoviva, Inc.* 155,500 2,598,405
iRadimed Corp.* 14,400 483,696
LeMaitre Vascular, Inc. 7,600 403,484
Medpace Holdings, Inc.* 2,600 492,128
Neuronetics, Inc.* 24,900 163,344
NuVasive, Inc.* 7,200 430,920
Omnicell, Inc.* 3,200 474,976
OraSure Technologies,
Inc.* 252,000 2,850,120
Owens & Minor, Inc.+ 96,000 3,003,840
Pacira BioSciences, Inc.* 8,300 464,800
Prestige Consumer
Healthcare, Inc.* 1,500 84,165
Select Medical Holdings
Corp. 14,900 538,933
Stereotaxis, Inc.* 3,223 17,340
Surgery Partners, Inc.* 8,100 342,954
Triple-S Management
Corp.* 129,100 4,566,267
Industry Company Shares Value
Health Care (continued)
Vanda Pharmaceuticals,
Inc.*+ 142,600 $ 2,444,164
Vocera Communications,
Inc.* 10,200 466,752
Zynex, Inc.*+ 12,871 146,600
31,557,376
Industrials - 14.63%
Atkore, Inc.* 5,400 469,368
Atlas Air Worldwide
Holdings, Inc.* 50,000 4,084,000
Cornerstone Building
Brands, Inc.* 28,500 416,385
Covenant Logistics Group,
Inc.* 39,700 1,097,705
Daseke, Inc.* 74,400 685,224
DXP Enterprises, Inc.* 40,300 1,191,671
INNOVATE Corp.* 115,800 474,780
Kelly Services, Inc.,
Class A 78,000 1,472,640
Manitowoc Co., Inc. (The)* 121,800 2,608,956
Matthews International
Corp., Class A 53,500 1,855,915
Meritor, Inc.* 6,200 132,122
Mesa Air Group, Inc.* 441,300 3,380,358
Miller Industries, Inc. 43,400 1,477,336
Mistras Group, Inc.* 117,600 1,194,816
MRC Global, Inc.* 677,700 4,974,318
Pitney Bowes, Inc. 57,100 411,691
Primoris Services Corp. 102,500 2,510,225
RR Donnelley & Sons Co.* 980,935 5,042,006
Saia, Inc.* 1,700 404,651
Shyft Group, Inc. (The) 10,900 414,309
Terex Corp. 8,600 362,060
Tetra Tech, Inc. 3,100 462,954
Triton International, Ltd. 64,000 3,330,560
TrueBlue, Inc.* 125,400 3,395,832
Tutor Perini Corp.* 237,800 3,086,644
US Xpress Enterprises,
Inc., Class A*+ 110,600 954,478
Veritiv Corp.* 62,100 5,561,676
51,452,680
Information Technology - 4.50%
Amkor Technology, Inc. 127,500 3,181,125
Avid Technology, Inc.* 13,900 401,988
Axcelis Technologies, Inc.* 9,600 451,488
Calix, Inc.* 10,500 519,015
Cambium Networks Corp.* 10,600 383,614
Cornerstone OnDemand,
Inc.* 8,500 486,710

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Diebold Nixdorf, Inc.* 29,900 $ 302,289
ExlService Holdings, Inc.* 3,200 393,984
FormFactor, Inc.* 10,000 373,300
Kulicke & Soffa Industries,
Inc. 7,500 437,100
Maximus, Inc. 5,100 424,320
Novanta, Inc.* 3,200 494,400
OSI Systems, Inc.* 900 85,320
Power Integrations, Inc. 4,700 465,253
Sanmina Corp.* 71,900 2,771,026
ScanSource, Inc.* 99,800 3,472,042
TTEC Holdings, Inc. 4,400 411,532
Ultra Clean Holdings, Inc.* 9,000 383,400
Varonis Systems, Inc.* 6,500 395,525
15,833,431
Materials - 7.43%
AdvanSix, Inc.* 111,000 4,412,250
Clearwater Paper Corp.* 136,200 5,220,546
Koppers Holdings, Inc.* 24,600 768,996
Kronos Worldwide, Inc. 36,400 451,724
Olympic Steel, Inc. 183,731 4,475,687
Rayonier Advanced
Materials, Inc.* 172,400 1,293,000
Ryerson Holding Corp. 202,400 4,507,448
SunCoke Energy, Inc. 417,400 2,621,272
TimkenSteel Corp.* 181,700 2,376,636
26,127,559
Real Estate - 8.65%
Ashford Hospitality Trust,
Inc.*+ 395,500 5,821,760
Community Healthcare
Trust, Inc. 47,500 2,146,525
eXp World Holdings, Inc. 13,400 532,918
Farmland Partners, Inc. 202,700 2,430,373
Gladstone Land Corp. 52,300 1,190,871
Independence Realty
Trust, Inc. 115,200 2,344,320
NexPoint Residential Trust,
Inc. 56,400 3,490,032
Physicians Realty Trust 190,600 3,358,372
RE/MAX Holdings, Inc.,
Class A 109,000 3,396,440
Realogy Holdings Corp.*+ 145,000 2,543,300
Retail Opportunity
Investments Corp. 107,700 1,876,134
Terreno Realty Corp. 20,500 1,296,215
30,427,260
Industry Company Shares Value
Utilities - 0.77%
Southwest Gas Holdings,
Inc. 40,300 $ 2,695,264
TOTAL COMMON STOCKS - 97.62% 343,344,185
(Cost $312,111,949)
.
Exchange Traded Fund - 1.13%
iShares Russell 2000
Value ETF+ 24,800 3,973,704
TOTAL EXCHANGE TRADED FUND - 1.13% 3,973,704
(Cost $4,062,228)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 3.11%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 10,921,518
10,921,518
TOTAL MONEY MARKET FUND - 3.11% 10,921,518
(Cost $10,921,518)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 3.29%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01%
11,586,430
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 3.29% 11,586,430
(Cost $11,586,430)
TOTAL INVESTMENTS
-
105.15%
$ 369,825,837
(Cost $338,682,125)
Liabilities in Excess of Other Assets - (5.15%) (18,099,301)
NET ASSETS - 100.00% $ 351,726,536
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2021.
^ Rate disclosed as of September 30, 2021.
+ This security or a portion of the security is out on loan at
September 30, 2021. Total loaned securities had a value of
$17,772,504, which included loaned securities with a value of
$3,193,166 that have been sold and are pending settlement as of
September 30, 2021. The total market value of loaned securities excluding these pending sales is $14,579,338.

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
4
Quarterly Report | September 30, 2021 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 343,344,185 $ – $ – $ 343,344,185
Exchange
Traded Fund 3,973,704 – – 3,973,704
Money Market
Fund – 10,921,518 – 10,921,518
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 11,586,430 – 11,586,430
TOTAL
$347,317,889 $22,507,948 $– $369,825,837
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.